Prospectus Supplement

John Hancock Bond Trust

High Yield Fund (the fund)

Supplement dated April 28, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

Effective June 30, 2022 (the Effective Date), Dennis F. McCafferty, CFA will no longer serve as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Mr. McCafferty will be removed from the Prospectus.

Also, as of the Effective Date, James Gearhart, CFA and Jonas Grazulis, CFA will be added as portfolio managers of the fund. As of the Effective Date, Caryn E. Rothman, CFA will continue as a portfolio manager of the fund and, along with Mr. Gearhart and Mr. Grazulis, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following information will be added under the heading “Portfolio management” in the “Fund summary” section of the fund’s Prospectus:

James Gearhart, CFA

Associate Portfolio Manager, Global Credit team

Managed fund since 2022

Jonas Grazulis, CFA

Associate Portfolio Manager, Global Credit team

Managed fund since 2022

Also, as of the Effective Date, the following information will be added under the heading “Who’s who - Subadvisor” in the “Fund details” section of the fund’s Prospectus:

James Gearhart, CFA

•	Associate Portfolio Manager, Global Credit team
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2015
•	Began business career in 2011

Jonas Grazulis, CFA

•	Associate Portfolio Manager, Global Credit team
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2011
•	Began business career in 2011

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Prospectus Supplement

John Hancock Bond Trust

High Yield Fund (the fund)

Supplement dated April 28, 2022 to the current Class NAV Prospectus, as may be supplemented (the Prospectus)

Effective June 30, 2022 (the Effective Date), Dennis F. McCafferty, CFA will no longer serve as a portfolio manager of the fund. Accordingly, as of the Effective Date, all references to Mr. McCafferty will be removed from the Prospectus.

Also, as of the Effective Date, James Gearhart, CFA and Jonas Grazulis, CFA will be added as portfolio managers of the fund. As of the Effective Date, Caryn E. Rothman, CFA will continue as a portfolio manager of the fund and, along with Mr. Gearhart and Mr. Grazulis, will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, as of the Effective Date, the following information will be added under the heading “Portfolio management” in the “Fund summary” section of the fund’s Prospectus:

James Gearhart, CFA

Associate Portfolio Manager, Global Credit team

Managed fund since 2022

Jonas Grazulis, CFA

Associate Portfolio Manager, Global Credit team

Managed fund since 2022

Also, as of the Effective Date, the following information will be added under the heading “Who’s who - Subadvisors - John Hancock High Yield Fund” in the “Fund details” section of the fund’s Prospectus:

James Gearhart, CFA

•	Associate Portfolio Manager, Global Credit team
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2015
•	Began business career in 2011

Jonas Grazulis, CFA

•	Associate Portfolio Manager, Global Credit team
•	Managed the fund since 2022
•	Joined Manulife IM (US) in 2011
•	Began business career in 2011

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.